ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Deposits received from distributors	¥ 17,200	¥ 18,600
VAT payables	0	1,054
Accrued salary	3,804	5,493
Accrued rent, electricity and water	3,641	4,848
Accrued other taxes	1,728	2,303
Others	3,346	5,342
Current accrued expenses and other current liabilities	¥ 29,719	¥ 37,640